RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2023	May 31, 2022	Jan. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables				$ 8,418,000			$ 10,784,000
Repayment of loans receivable from related parties				925,000	$ 5,350,000
Guarantee issued in respect of subsidiary performance under bunker supply agreement				16,953,000	24,881,000
Performance guarantee of subsidiaries under a bunker supply arrangement | Trafigura
Related Party Transaction [Line Items]
Maximum liability under guarantee				4,000,000
Amount payable under guarantee				0
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Loan converted to equity			$ 75,000			$ 75,000
Balance of shareholder loan	$ 900,000		$ 900,000			900,000
Repayment of loans receivable from related parties	$ 900,000
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Other receivables						$ 1,000,000
Subordinated shareholder loan, term						5 years
TFG Marine Pte Ltd ("TFG Marine") | Bunker procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement				$ 72,500,000	$ 88,100,000
TFG Marine Pte Ltd ("TFG Marine") | Guarantee of bunker supply agreement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement		$ 30,000,000				$ 20,000,000
TFG Marine Pte Ltd ("TFG Marine") | (LIBOR) London Interbank Offered Rate
Related Party Transaction [Line Items]
Variable interest rate (percent)						7.00%